SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,380,816	$ 1,637,716
Provision of services	220,670	406,846
Total revenue	1,601,486	2,044,562
Segment loss	(7,017,259)	5,667,196
Finance and other costs	(35,861)	(14,148)
Depreciation	57,506	47,147
Amortization	8,989	44,540
Change in fair value of derivative liability	(57,314)	1,230,860
Loss on write-off of notes receivable		(771,260)
Loss on write down of inventory	77,047
Net loss for the year	7,067,626	6,204,335	$ 21,450,029
Drones [Member]
IfrsStatementLineItems [Line Items]
Sales of goods	1,380,816	1,518,019
Provision of services	220,670	406,846
Total revenue	1,601,486	2,044,562
Segment loss	(4,545,828)	1,261,521
Finance and other costs	(34,304)	(14,148)
Depreciation	55,113	47,147
Amortization	8,989	10,955
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory	77,047
Net loss for the year	4,652,673	1,305,475
Vital [member]
IfrsStatementLineItems [Line Items]
Sales of goods		119,697
Provision of services
Total revenue		119,697
Segment loss	(73,817)	102,661
Finance and other costs
Depreciation
Amortization		33,585
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory
Net loss for the year	73,817	136,246
Corporate [Member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss	(2,397,614)	4,303,014
Finance and other costs	(1,557)
Depreciation	2,393
Amortization
Change in fair value of derivative liability	(57,314)	1,230,860
Loss on write-off of notes receivable		(771,260)
Loss on write down of inventory
Net loss for the year	$ 2,341,136	$ 4,762,614